Summary of Significant Accounting Policies (Policies) - Successor [Member]	6 Months Ended
Jun. 30, 2019
Supplemental Cash Flow Information

Supplemental cash flow information

Non-cash transactions were as follows for the 2019 Successor Period:

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Purchases of property, plant, and equipment in accounts payable and short-term debt at June 30, 2019 of $28.8 million and $5.1 million, respectively, are not included under “Capital expenditures” within the condensed consolidated statement of cash flows.

Recently Issued Accounting Standards Not Yet Adopted

Recently issued accounting standards not yet adopted

On August 28, 2018 the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Update (“ASU”) No 2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to The Disclosure Requirements for Defined Benefit Plans.” ASU No. 2018-14 amends ASC 715 to add, remove, and clarify disclosure requirements related to defined benefit pension and other postretirement plans. The update is effective for the Company for fiscal years ending after December 15, 2021. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

On August 28, 2018 the FASB issued ASU No 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.” ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820. The amendments in ASU No. 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-09, “Codification Improvements.” ASU 2018-09 makes changes to clarify the Accounting Standards Codification, corrects unintended application of guidance, and makes minor improvements to the Accounting Standards Codification that are not expected to have a significant effect on current accounting practice. The amendments are effective for the Company for fiscal years beginning after December 15, 2019 and for interim periods in fiscal years beginning after December 15, 2020. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” ASU 2018-07 expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company is currently evaluating the impact of this ASU on its consolidated financial statements and expects to complete its evaluation by the third quarter of fiscal 2019.

In January 2017, the FASB issued ASU No. 2017-04 “Simplifying the Test for Goodwill.” The update amends Accounting Standard Codification No. 350 Intangibles - Goodwill and Other, provides guidance that simplifies the accounting for goodwill impairment for all entities by requiring impairment charges to be based on the first step in today’s two-step impairment test under accounting topic 350. The amendments in this update will be applied prospectively and is effective for annual and interim impairment tests performed in periods beginning after December 15, 2021. The Company does not expect the adoption of this standard to have an impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments”. The new standard amends the impairment model for trade receivables, net investments in leases, debt securities, loans and certain other instruments to utilize an expected loss methodology in place of the currently used incurred loss methodology. This pronouncement is effective for annual periods beginning after December 15, 2020, including interim periods within those annual periods. The Company is currently evaluating the provisions of the pronouncement and assessing the impact, if any, on its consolidated financial statements and related disclosures.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, “Leases,” a new standard on accounting for leases. This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. At its July 17, 2019, Board meeting, the FASB tentatively deferred the effective date for the Company’s consolidated financial statements by one year to as of and for the year ending December 31, 2021 and for interim periods beginning in 2022. The FASB plans to issue a proposed ASU to incorporate this decision. The Company is currently evaluating the provisions of the pronouncement and assessing the impact, if any, on its consolidated financial statements and related disclosures.

On August 6, 2018 the FASB issued ASU No. 2018-11, “Leases (Topic 842): Targeted Improvements.” This ASU is intended to reduce costs and ease implementation of the lease standard for financial statement preparers. ASU 2018-11 provides a new transition method and a practical expedient for separating components of a contract. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, the amendments in ASU 2018-11 provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606). At its July 17, 2019, Board meeting, the FASB tentatively deferred the effective date for the Company’s consolidated financial statements by one year to as of and for the year ended December 31, 2021 and for interim periods beginning in 2022. The FASB plans to issue a proposed ASU to incorporate this decision. The Company is currently evaluating the provisions of the pronouncement and assessing the impact, if any, on its consolidated financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which outlines a single comprehensive model for entities to use in accounting for revenue. ASU 2014-09 supersedes the revenue recognition requirements in FASB ASC Topic 605, “Revenue Recognition,” and most industry-specific guidance. ASU 2014-09 sets forth a five-step model for determining when and how revenue is recognized. Under the model, an entity will be required to recognize revenue to depict the transfer of goods or services to a customer at an amount reflecting the consideration it expects to receive in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers,” which deferred the effective date of ASU 2014-09 for all entities by one year and is effective for the Company’s consolidated financial statements as of and for the year ending December 31, 2019 and for interim periods beginning in 2020. The Company is currently analyzing the provisions of the pronouncement, assessing the impact of the new standard on revenue contracts, and evaluating prospective disclosures as compared to other industry participants. The Company expects to substantially complete its evaluation and document its conclusions by the end of the third quarter of fiscal 2019. The Company anticipates utilizing the modified retrospective approach for adopting the new standard.